Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,792	$ 4,347
Loans to customers	68	72
Interest receivables	43	45
Other receivables	467	609
Current trade and other receivable	4,369	5,073
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,531	4,118
Loans to customers	58	51
Interest receivables	43	45
Other receivables	450	580
Current trade and other receivable	4,082	4,794
Of Which Not Impaired as of the Reporting Date and Past [member] | Less than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	177	162
Loans to customers	0	9
Other receivables	4	9
Current trade and other receivable	181	180
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 30 and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	34	43
Loans to customers	0	12
Other receivables	5	7
Current trade and other receivable	38	62
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	32	18
Loans to customers	10
Other receivables	8	11
Current trade and other receivable	50	29
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	18	6
Other receivables	0	2
Current trade and other receivable	$ 18	$ 8